Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses reimbursed	$ 8,758	$ 7,376	$ 17,659	$ 14,347	$ 30,131	$ 20,808	$ 15,349
Investment management fees	13	4	25	9	58	21	28
Commission Expense	8,559	$ 7,491	15,925	$ 14,360	29,996	29,114	$ 24,900
Additional paid in capital	$ 31,153		$ 31,153		31,153	10,500
Deferred tax liability					370	513
Dividend paid in cash						$ 7,000
CUNA Mutual Investment Corporation [Member]
Additional paid in capital					20,653
Deferred tax liability					$ 24